Basis of Presentation and General Information - Disclosure of Charterers Concentration (Details) - Charter revenues - Customer concentration risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	16.69%	17.71%	14.62%
Olam International Limited
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.18%	0.00%	0.00%
Viterra B.V. (ex-Glencore Agriculture B.V.)
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	15.81%	16.08%